Intangible assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible assets
Total cost	¥ 15,126		¥ 15,045
Less: Accumulated amortization	(3,129)		(1,725)
Intangible assets	11,997	$ 1,651	13,320
Software
Intangible assets
Total cost	3,717		3,717
Customer contracts
Intangible assets
Total cost	¥ 11,409		¥ 11,328